INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures.

As of June 30, 2025 and December 31, 2024, inventories consisted of the following:

	June 30,	December 31,
	2025	2024
Finished goods	$9,440,200	$27,172,200

No inventory write-down was recorded for the six months ended June 30, 2025 and December 31,2024.